DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF DEBT

Debt consists of the following at:

	March 31, 2023 (Unaudited)	December 31, 2022
Claimed amount due to Factor (AEC Yield Capital, LLC) pursuant to Factor’s Notice of Default dated July 31, 2018	387,535	387,535
Short-term capital lease	5,574	5,574
Note issued in Lyell acquisition	49,179	49,179
Loans payable to officers, interest at 8%, due on demand	37,547	37,547
Sales Tax Payable and payroll tax withholdings and liabilities	19,149	22,526
Due to seller of Lyell	42,104	42,104
Note payable to short term funding company	10,800	36,725
Note payable to officer, interest at 15% per annum, due on demand	22,283	17,061
Total	574,171	598,251
Current portion of debt	(574,171)	(598,251)
Long-term portion of debt	$-	$-

Debt consists of the following at:

	December 31, 2022	December 31, 2021
Claimed amount due to Factor pursuant to Factor’s Notice of Default dated July 31, 2018	$387,535	$387,535
Short-term capital lease	5,574	5,574
Note issued in Lyell acquisition	49,179	189,179
Sales tax and payroll payable	22,526	28,368
Note payable to officer, interest at 15% per annum	17,061	75,838
Loans payable to officers, interest at 8%, due on demand	37,547	44,038
Due to seller of Lyell	42,104	-
Note payable to short term funding company	36,725	-
Total	598,251	730,532
Current portion of debt	(598,251)	(730,532)
Long-term portion of debt	$-	$-